Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended			6 Months Ended
	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 5,091	$ 4,952
Credit facilities unused					3,843	$ 3,943
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage				20.00%
Committed facilities with maturities ranging from 2019 through 2023
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 4,800
ITC | 35 year 4.00% first mortgage bonds
Debt Instrument [Line Items]
Debt term		35 years
Face value		$ 225
Stated interest rate (percent)		4.00%
FortisTCI | 5 year floating unsecured notes | Unsecured
Debt Instrument [Line Items]
Debt term			5 years
Face value			$ 25
FortisTCI | 5 year floating unsecured notes | Unsecured | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)			1.75%
Central Hudson | 30 year 4.27% unsecured notes | Unsecured
Debt Instrument [Line Items]
Debt term	30 years
Face value	$ 25			$ 25
Stated interest rate (percent)	4.27%			4.27%	4.27%
Corporate | Revolving corporate credit facility
Debt Instrument [Line Items]
Credit facilities unused					$ 1,100